Revenues - Summary of Revenues by Type (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,311	$ 1,280	$ 2,690	$ 2,611
Eliminations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(2)	(2)	(4)	(3)
Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	981	944	1,990	1,899
Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	157	159	357	362
Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	175	179	347	353
Legal [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	882	858	1,754	1,699
Legal [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	640	613	1,277	1,217
Legal [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	79	77	155	154
Legal [member] | Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	163	168	322	328
Tax & Accounting [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	359	350	796	767
Tax & Accounting [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	277	269	587	557
Tax & Accounting [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	70	70	184	185
Tax & Accounting [member] | Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12	11	25	25
Reuters News [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	72	74	144	148
Reuters News [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	64	62	126	125
Reuters News [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 8	$ 12	$ 18	$ 23